UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   Aug 5, 1999

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $130,139

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agnico-Eagle 3.50% '04         Conv Bonds       008474AA6     1309  2062000 SH       SOLE                  2062000
American Freightways           Common Stocks    02629V108     3033   155025 SH       SOLE                   155025
Anadarko Petroleum             Common Stocks    032511107     3886   105550 SH       SOLE                   105550
Avteam, Inc.                   Common Stocks    054527205     1443   197400 SH       SOLE                   197400
Barrett Resources              Common Stocks    068480201     2654    69150 SH       SOLE                    69150
Barrick Gold                   Common Stocks    067901108     4908   253300 SH       SOLE                   253300
Basin Exploration              Common Stocks    070107107     6344   316200 SH       SOLE                   316200
BE Aerospace                   Common Stocks    073302101     2987   159850 SH       SOLE                   159850
Benton Oil & Gas               Common Stocks    083288100      421   210450 SH       SOLE                   210450
Capital Senior Living          Common Stocks    140475104     1696   169600 SH       SOLE                   169600
Carematrix                     Common Stocks    141706101     3861   310400 SH       SOLE                   310400
CEC Entertainment              Common Stocks    125137109     2476    87900 SH       SOLE                    87900
Claire's Stores                Common Stocks    179584107      896    34800 SH       SOLE                    34800
CNF Transportation             Common Stocks    12612W104     2131    55350 SH       SOLE                    55350
Coeur D'Alene 6.375%, '04      Conv Bonds       192108AE8      656  1052000 SH       SOLE                  1052000
Cryolife                       Common Stocks    228903100     2034   166000 SH       SOLE                   166000
Delta & Pine Land Co.          Common Stocks    247357106     3371   107000 SH       SOLE                   107000
DLJ High Yield Bond Fund       Closed-end Funds 23322Y108     2556   284000 SH       SOLE                   284000
GelTex Pharmaceuticals         Common Stocks    368538104     2067   114825 SH       SOLE                   114825
Helen of Troy                  Common Stocks    G4388N106     4189   233550 SH       SOLE                   233550
Horizon Ofshore Incorporated   Common Stocks    44043J105      257    33200 SH       SOLE                    33200
ICN Pharmaceuticals            Common Stocks    448924100     2445    75975 SH       SOLE                    75975
Informix                       Common Stocks    456779107     2329   273000 SH       SOLE                   273000
Input/Output                   Common Stocks    457652105      327    43300 SH       SOLE                    43300
J B Hunt Transportation        Common Stocks    445658107     2079   127950 SH       SOLE                   127950
Jones Apparel                  Common Stocks    480074103     2166    63140 SH       SOLE                    63140
Keane                          Common Stocks    486665102     1417    62650 SH       SOLE                    62650
Labor Ready                    Common Stocks    505401208     4019   185475 SH       SOLE                   185475
Lands' End                     Common Stocks    515086106     2868    59600 SH       SOLE                    59600
Lone Star Steakhouse           Common Stocks    542307103      558    57450 SH       SOLE                    57450
Managed High Income Portfolio  Closed-end Funds 56166C105     2108   206948 SH       SOLE                   206948
Mitcham Industries             Common Stocks    606501104     1235   308750 SH       SOLE                   308750
Nautica Enterprises            Common Stocks    639089101     2501   148200 SH       SOLE                   148200
Nuevo Energy                   Common Stocks    670509108     3594   271260 SH       SOLE                   271260
Ocular Sciences                Common Stocks    675744106     1680    96700 SH       SOLE                    96700
Oshkosh B'Gosh "A"             Common Stocks    688222207     2793   132200 SH       SOLE                   132200
Patina Oil & Gas               Common Stocks    703224105     1430   226500 SH       SOLE                   226500
Placer Dome                    Common Stocks    725906101     3627   308700 SH       SOLE                   308700
Plains All Amern Pipeline LP   Common Stocks    726503105     3374   181750 SH       SOLE                   181750
Plains Resources               Common Stocks    726540503     3789   199400 SH       SOLE                   199400
Pogo Producing                 Common Stocks    730448107     4097   219950 SH       SOLE                   219950
Potash Corp Saskatchewan       Common Stocks    73755L107     3119    60275 SH       SOLE                    60275
Premisys Communications        Common Stocks    740584107     1192   163050 SH       SOLE                   163050
Progress Software              Common Stocks    743312100     6245   221075 SH       SOLE                   221075
Prudent Bear Fund              Mutual Funds     744294109     1008   260545 SH       SOLE                   260545
Public Storage                 Common Stocks    74460D109     2568    91700 SH       SOLE                    91700
Quanex 6.88% '07               Conv Bonds       747620AC6     1078  1027000 SH       SOLE                  1027000
Remedy Temp                    Common Stocks    759549108     2178   161325 SH       SOLE                   161325
Rex Stores                     Common Stocks    761624105     1237    41500 SH       SOLE                    41500
Rydex Ursa Fund                Mutual Funds     783554405      436    53222 SH       SOLE                    53222
St. Jude Medical               Common Stocks    790849103     1974    55400 SH       SOLE                    55400
St. Mary Land & Exploration Co Common Stocks    792228108     1234    60000 SH       SOLE                    60000
Suiza Foods                    Common Stocks    865077101     2386    56975 SH       SOLE                    56975
Toys "R" Us                    Common Stocks    892335100      520    25150 SH       SOLE                    25150
Xoma LTD                       Common Stocks    983907106     3352   552950 SH       SOLE                   552950